Shareholder Report, Line Graph (Details) 190619_Boston Common ESG Impact Emerging Markets Fund_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 20, 2021	Sep. 30, 2025
Boston Common ESG Impact Emerging Markets Fund
Account Value [Line Items]
Line Graph and Table Measure Name					Boston Common ESG Impact Emerging Markets Fund
Accumulated Value	$ 10,288	$ 8,090	$ 7,242	$ 10,000	$ 12,163
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EM (EMERGING MARKETS) Net (USD)
Accumulated Value	$ 10,095	$ 8,008	$ 7,170	$ 10,000	$ 11,843